SHORT TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt, Total	$ 5,645	$ 13
Long-term Debt, Current Maturities, Total	$ 4,458	0
Debt Instrument, Interest Rate, Stated Percentage	2.60%
Short-term Credit From Banks [Member]
Short-term Debt, Total	$ 996	0
Debt Instrument, Interest Rate, Stated Percentage	3.55%
Other Short Term Debt [Member]
Short-term Debt, Total	$ 36	13
Short-term Loans From Banks [Member]
Short-term Debt, Total	$ 155	$ 0
Short-term Loans From Banks [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Short-term Loans From Banks [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.65%